Significant accounting policies - Additional Information (Details)	12 Months Ended
	Jun. 30, 2025 day cash_generating_unit	Jun. 30, 2024 day
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of options vest on first anniversary of grant	25.00%
Periodic vesting period for remaining percentage of options until fourth anniversary of commencement date	3 months
Intangible assets useful life	3 years
Number of cash generating unit | cash_generating_unit	1
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Number of trading days | day	5	5
PSU | Market Based Performance Targets
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	100.00%	50.00%
PSU | Non-Market Based Performance Targets
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%	50.00%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual term	1 month
Minimum | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	0.00%	0.00%
Minimum | PSU | Market Based Performance Targets
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual term	7 years
Maximum | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	150.00%	150.00%